COMMITMENTS AND CONTINGENCIES - Litigations related to Beijing Kangtuo Technologies Co.,Ltd ("BJKT") (Details)		1 Months Ended
	Apr. 24, 2018 CNY (¥)	Nov. 30, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Oct. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)
Damages sought value				¥ 160,000,000	$ 22,983,000
Xin Run
Damages sought value	¥ 14,400,000	¥ 175,078,000	$ 27,473,000